Average Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 70% Portfolio	Apr. 29, 2023
VIP FundsManager 70% Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(15.67%)
Past 5 years	4.93%
Past 10 years	7.43%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0902
Average Annual Return:
Past 1 year	(15.83%)
Past 5 years	4.92%
Past 10 years	7.35%